Subsequent Event - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 16, 2012 Subsequent Event Repurchase of Equity	Feb. 02, 2012 Subsequent Event Repurchase of Equity Maximum
Subsequent Event [Line Items]
Number of shares approved to repurchase by Board of Directors					16,000,000
Shares to be repurchased amount					¥ 50,000
Common stock repurchase				14,521,600
Common stock shares at cost	¥ 99,766	¥ 61,196	¥ 42	¥ 50,000